Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred tax asset valuation allowance	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	94,973,000	15,230,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 64,241,000	$ 11,444,000